PROMISSORY NOTE	12 Months Ended
Jun. 30, 2018
Promissory Note Abstract
PROMISSORY NOTE

On June 7, 2018, the Company entered into a revolving promissory note with a customer (the “Promissory Note”). Under the terms of the Promissory Note, the customer could draw up to the principal sum of USD $50,000 at the sole discretion of the Company. The Promissory Note is unsecured, bearing interest at 8% per annum and due twelve months from the date of issuance. As at June 30, 2018, USD $12,000 was outstanding under the Promissory Note.